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                                                                  April 13, 2007




Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549



        Re: Van Kampen Bond Fund
            Preliminary Proxy Materials

Ladies and Gentlemen:


        Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(a) of the General Rules and Regulations promulgated thereunder, the Van Kampen Bond Fund (the "Registrant") hereby files via EDGAR a copy of the preliminary proxy materials for the Registrant. No filing fee is paid herewith because no filing fee is required.


        If you have any questions regarding the foregoing, please contact the undersigned at (312) 407-0863 or Lou Anne McInnis at (212) 762-5262.


                                Very truly yours,

                                /s/ Charles B. Taylor
                                    -----------------------------


Enclosures